Quarterly portfolio holdings
John Hancock
Diversified Macro Fund
Alternative
July 31, 2026
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Consolidated Fund’s investments
As of 7-31-26 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 70.1%				$818,595,244
(Cost $818,424,477)
U.S. Government 70.1%				818,595,244
U.S. Treasury Bill	3.570	08-13-26	160,000,000	159,839,778
U.S. Treasury Bill	3.590	08-06-26	170,000,000	169,949,000
U.S. Treasury Bill	3.627	08-27-26	165,000,000	164,603,451
U.S. Treasury Bill	3.630	08-20-26	155,000,000	154,735,768
U.S. Treasury Bill	3.665	09-03-26	170,000,000	169,467,247

Total investments (Cost $818,424,477) 70.1%	$818,595,244
Other assets and liabilities, net 29.9%	349,990,680
Total net assets 100.0%	$1,168,585,924

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	91	Long	Sep 2026	$72,894,242	$72,677,603	$(216,639)
3-Month CORRA Index Futures	94	Long	Jun 2027	16,324,847	16,300,888	(23,959)
Brent Crude Futures	195	Long	Aug 2026	16,677,455	17,146,350	468,895
CAC40 Index Futures	315	Long	Aug 2026	30,388,834	30,951,868	563,034
Canadian 10-Year Bond Futures	1,225	Long	Sep 2026	104,958,008	103,795,342	(1,162,666)
Coffee ’C’ Futures	125	Long	Dec 2026	14,601,148	14,749,219	148,071
DAX Index Futures	68	Long	Sep 2026	49,151,424	50,400,719	1,249,295
Dow Jones Industrial Average E-Mini Index Futures	242	Long	Sep 2026	63,446,683	63,688,350	241,667
Euro-BOBL Futures	530	Long	Sep 2026	69,912,334	69,575,526	(336,808)
FTSE 100 Index Futures	435	Long	Sep 2026	61,201,473	63,698,146	2,496,673
Gasoline RBOB Futures	312	Long	Sep 2026	40,368,434	40,808,477	440,043
Gold 100 Oz Futures	158	Long	Dec 2026	64,914,549	64,890,600	(23,949)
Hang Seng Index Futures	101	Long	Aug 2026	16,400,382	16,703,688	303,306
Low Sulphur Gasoil Futures	234	Long	Sep 2026	24,927,945	28,793,700	3,865,755
Nasdaq 100 E-Mini Index Futures	101	Long	Sep 2026	59,189,365	57,376,585	(1,812,780)
Nikkei 225 Index Futures	55	Long	Sep 2026	22,149,223	22,026,963	(122,260)
NY Harbor ULSD Futures	154	Long	Sep 2026	24,463,780	26,489,694	2,025,914
OMX Stockholm 30 Index Futures	55	Long	Aug 2026	1,849,918	1,881,813	31,895
Primary Aluminum Futures	94	Long	Sep 2026	7,556,062	7,492,764	(63,298)
S&P 500 E-Mini Index Futures	440	Long	Sep 2026	164,993,741	165,423,500	429,759
S&P/TSX 60 Index Futures	119	Long	Sep 2026	35,177,107	35,389,735	212,628
SGX Japanese Government Bond Futures	31	Long	Sep 2026	2,476,854	2,475,636	(1,218)
Silver Futures	77	Long	Sep 2026	22,442,817	22,247,610	(195,207)
Soybean Futures	49	Long	Nov 2026	2,928,629	2,909,375	(19,254)
U.S. Dollar Index Futures	55	Long	Sep 2026	5,513,569	5,488,395	(25,174)
WTI Crude Oil Futures	244	Long	Aug 2026	20,188,410	20,659,480	471,070
Zinc Futures	125	Long	Sep 2026	11,088,545	11,453,656	365,111
10-Year U.S. Treasury Note Futures	17	Short	Sep 2026	(1,842,452)	(1,836,000)	6,452
2-Year U.S. Treasury Note Futures	1,115	Short	Oct 2026	(229,874,900)	(229,254,453)	620,447
30-Year U.S. Treasury Note Futures	351	Short	Sep 2026	(38,522,194)	(38,017,688)	504,506
3-Month EURIBOR Futures	2,292	Short	Dec 2027	(642,966,846)	(641,394,734)	1,572,112
3-Month SOFR Index Futures	5,979	Short	Mar 2028	(1,436,043,525)	(1,432,792,613)	3,250,912
3-Month SONIA Index Futures	452	Short	Mar 2028	(146,047,764)	(145,655,139)	392,625
5-Year U.S. Treasury Note Futures	398	Short	Oct 2026	(42,477,388)	(42,178,672)	298,716
90-Day Bank Bill Futures	55	Short	Mar 2027	(3,827,064)	(3,826,674)	390
ASX SPI 200 Index Futures	16	Short	Sep 2026	(2,520,832)	(2,517,099)	3,733
Australian 10-Year Bond Futures	665	Short	Sep 2026	(50,447,954)	(50,593,128)	(145,174)
Cocoa Futures	39	Short	Dec 2026	(2,083,836)	(2,136,648)	(52,812)
Corn Futures	472	Short	Dec 2026	(10,625,954)	(10,950,400)	(324,446)
Cotton No. 2 Futures	23	Short	Dec 2026	(930,445)	(940,585)	(10,140)
Electrolytic Copper Futures	45	Short	Sep 2026	(15,097,632)	(15,560,021)	(462,389)
Euro STOXX 50 Index Futures	210	Short	Sep 2026	(15,496,243)	(15,432,950)	63,293
Euro-Bund Futures	454	Short	Sep 2026	(65,274,615)	(65,106,194)	168,421
Euro-Schatz Futures	1,255	Short	Sep 2026	(152,631,508)	(152,614,796)	16,712
Hard Red Winter Wheat Futures	195	Short	Sep 2026	(6,275,260)	(6,898,125)	(622,865)
Long Gilt Futures	32	Short	Sep 2026	(3,755,268)	(3,730,127)	25,141
Natural Gas Futures	306	Short	Aug 2026	(8,526,351)	(8,405,820)	120,531
Soybean Meal Futures	257	Short	Dec 2026	(7,897,655)	(8,254,840)	(357,185)
Soybean Oil Futures	16	Short	Dec 2026	(693,869)	(642,240)	51,629
Sugar No. 11 (World) Futures	438	Short	Oct 2026	(7,285,431)	(7,191,610)	93,821
Tokyo Price Index Futures	125	Short	Sep 2026	(31,693,573)	(31,319,726)	373,847
Wheat Futures	434	Short	Dec 2026	(13,560,685)	(14,267,750)	(707,065)
						$14,191,116
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	3

FUTURES (continued)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	116,785,000	USD	81,444,673	BOA	9/16/2026	$663,716	—
BRL	1,623,000	USD	314,941	BOA	8/4/2026	5,231	—
CAD	81,214,000	USD	57,793,354	BOA	9/16/2026	251,895	—
CHF	29,267,000	USD	36,828,986	BOA	9/16/2026	—	$(452,172)
CLP	736,853,000	USD	804,551	BOA	9/16/2026	—	(11,760)
CZK	369,898,000	USD	17,626,390	BOA	9/16/2026	—	(7,629)
EUR	83,274,000	USD	95,854,013	BOA	9/16/2026	342,587	—
GBP	67,459,000	USD	89,916,961	BOA	9/16/2026	998,664	—
HUF	306,989,000	USD	987,497	BOA	9/16/2026	—	(19,124)
IDR	112,322,240,000	USD	6,236,711	BOA	9/16/2026	—	(32,704)
ILS	7,712,000	USD	2,615,952	BOA	9/16/2026	—	(89,151)
INR	959,782,000	USD	10,012,142	BOA	9/16/2026	8,058	—
JPY	24,694,809,000	USD	153,494,238	BOA	9/16/2026	2,257,750	—
KRW	14,338,717,000	USD	9,436,380	BOA	9/16/2026	504,638	—
MXN	1,101,154,000	USD	62,730,900	BOA	9/17/2026	605,921	—
NOK	144,794,000	USD	15,014,245	BOA	9/16/2026	253,491	—
NZD	9,320,000	USD	5,420,140	BOA	9/16/2026	77,139	—
PLN	15,813,000	USD	4,269,431	BOA	9/16/2026	—	(36,678)
SEK	121,616,000	USD	12,628,697	BOA	9/16/2026	173,171	—
SGD	10,992,000	USD	8,580,538	BOA	9/16/2026	17,878	—
THB	458,468,000	USD	13,936,402	BOA	9/16/2026	—	(158,495)
TWD	536,507,000	USD	16,917,373	BOA	9/16/2026	—	(283,131)
USD	175,520,385	AUD	252,371,000	BOA	9/16/2026	—	(1,914,869)
USD	9,769,569	BRL	51,002,000	BOA	8/4/2026	—	(291,684)
USD	9,554,160	BRL	49,379,000	BOA	9/2/2026	—	(111,371)
USD	142,626,297	CAD	199,482,000	BOA	9/16/2026	52,574	—
USD	172,132,108	CHF	138,841,000	BOA	9/16/2026	—	(437,449)
USD	5,921,440	CLP	5,398,555,000	BOA	9/16/2026	113,053	—
USD	1,596,724	CZK	33,642,000	BOA	9/16/2026	—	(5,691)
USD	405,544,496	EUR	352,039,000	BOA	9/16/2026	—	(1,124,512)
USD	274,687,413	GBP	205,435,000	BOA	9/16/2026	—	(2,180,781)
USD	15,928,896	HUF	4,936,808,000	BOA	9/16/2026	356,116	—
USD	3,139,596	IDR	56,481,050,000	BOA	9/16/2026	19,922	—
USD	28,356,033	ILS	84,149,000	BOA	9/16/2026	785,005	—
USD	4,679,396	INR	447,852,000	BOA	9/16/2026	3,786	—
USD	227,288,198	JPY	36,303,815,000	BOA	9/16/2026	—	(1,682,650)
USD	5,439,650	KRW	8,190,571,000	BOA	9/16/2026	—	(238,865)
USD	21,443,466	MXN	376,400,000	BOA	9/17/2026	—	(206,530)
USD	10,991,282	NOK	106,498,000	BOA	9/16/2026	—	(238,351)
USD	49,968,825	NZD	86,875,000	BOA	9/16/2026	—	(1,273,242)
USD	20,776,957	PLN	77,168,000	BOA	9/16/2026	120,972	—
USD	15,710,573	SEK	149,921,000	BOA	9/16/2026	—	(70,811)
USD	56,584,307	SGD	72,467,000	BOA	9/16/2026	—	(102,503)
USD	1,083,767	THB	35,903,000	BOA	9/16/2026	4,808	—
USD	1,451,336	TWD	46,405,000	BOA	9/16/2026	12,562	—
USD	1,028,506	ZAR	16,903,000	BOA	9/16/2026	8,940	—
ZAR	88,527,000	USD	5,310,010	BOA	9/16/2026	29,822	—
						$7,667,699	$(10,970,153)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BOA	Bank of America, N.A.
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	5

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of July 31, 2026, the net assets of the subsidiary were $86,515,210 representing 7.4% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$818,595,244	—	$818,595,244	—
Total investments in securities	$818,595,244	—	$818,595,244	—
Derivatives:
Assets
Futures	$20,876,404	$20,876,404	—	—
Forward foreign currency contracts	7,667,699	—	$7,667,699	—
Liabilities
Futures	(6,685,288)	(6,685,288)	—	—
Forward foreign currency contracts	(10,970,153)	—	(10,970,153)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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